Stock Options - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, beginning balance outstanding	2,820,489	907,500	632,500
Shares, Granted		2,263,821	277,500
Shares, Exercised
Shares, Expired		(285,000)
Shares, Cancelled		(65,832)	(2,500)
Shares, ending balance outstanding	2,820,489	2,820,489	907,500
Shares, Balance exercisable	1,006,876	965,626
Weighted Average Exercise Price, beginning balance outstanding	$ 1.27	$ 3.30	$ 3.30
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, ending balance outstanding	1.27	1.27	$ 3.30
Weighted Average Exercise Price, Balance exercisable	$ 1.50	$ 1.70